Schedule H, Line 4a - Schedule of Participant Contributions Default (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Table]
Entity Tax Identification Number	56-2111626
EBP, Plan Number	007
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Assets Held for Investment Subtotal	$ 65,386,702
EBP, Asset Held For Investment Participant Loan After Deemed Distribution	1,269,679
EBP, Asset Held for Investment	66,656,381
EBP 007 [Member] | State Street Global Equity Index Non-Lending Series Fund Class C [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	536,760
EBP 007 [Member] | State Street Global All Cap Equity ex‑U.S. Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	915,263
EBP 007 [Member] | State Street Russell Small/Mid Cap Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	1,486,512
EBP 007 [Member] | State Street S&P 500 Index Securities Lending Series Fund Class II [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	6,144,539
EBP 007 [Member] | StateStreet U.S. Bond Index Non-Lending Series Fund Class M [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	166,233
EBP 007 [Member] | State Street Target Retirement 2025 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	5,305,958
EBP 007 [Member] | State Street Target Retirement 2030 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	4,419,378
EBP 007 [Member] | State Street Target Retirement 2035 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	5,133,515
EBP 007 [Member] | State Street Target Retirement 2040 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	5,569,927
EBP 007 [Member] | State Street Target Retirement 2045 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	6,694,083
EBP 007 [Member] | State Street Target Retirement 2050 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	5,460,255
EBP 007 [Member] | State Street Target Retirement 2055 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	2,672,578
EBP 007 [Member] | State Street Target Retirement 2060 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	2,247,102
EBP 007 [Member] | State Street Target Retirement 2065 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	2,076,704
EBP 007 [Member] | State Street Target Retirement 2070 Securities Lending Series Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	46,501
EBP 007 [Member] | State Street Target Retirement Securities Lending Fund Class IV [Member] | State Street Global Advisors [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	6,661,277
EBP 007 [Member] | AQR U.S. Enhanced Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	1,974,171
EBP 007 [Member] | Mawer International Equity Collective Investment Fund Class W [Member] | Global Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	160,691
EBP 007 [Member] | Goldman Sachs Stable Value Collective Trust Institutional Series Class 1 [Member] | Goldman Sachs [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	3,171,655
EBP 007 [Member] | Prudential Core Plus Bond Fund Class 6 [Member] | PGIM Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	702,264
EBP 007 [Member] | DFA US Targeted Value Fund [Member] | DFA Investment Dimensions Group Inc. [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	287,626
EBP 007 [Member] | T. Rowe Price Stable Return Fund Class R [Member] | T. Rowe Price Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	173,784
EBP 007 [Member] | Fidelity Government Money Market Fund [Member] | Fidelity Management Trust Company [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	506,730
EBP 007 [Member] | Common stock, shares [Member] | Nutrien Ltd. common stock [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	2,868,792
EBP 007 [Member] | Money market [Member] | Nutrien Stock Purchase Account [Member]
EBP, Schedule of Asset Held for Investment [Table]
EBP, Asset Held for Investment	$ 4,404